INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2019
Classes of current inventories [abstract]
Schedule of inventories
Inventories include the following components:

	As of	As of
	December 31, 2019	December 31, 2018
Stockpiled ore	$7,578	$6,613
In-process ore	2,721	4,188
Materials and supplies	28,167	23,659
Finished goods	394	736
Total	$38,860	$35,196